Share-Based Payment (Details) - Schedule of Expenses incurred on share-based payment - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Expenses Incurred On Share Based Payment Abstract
Equity-settled	$ 346,122	$ 375,941	$ 142,416